Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Equity

Note 10 – Equity

In September 2018 and in conjunction with the Reorganization, the Company issued 152.5 million shares of its Class A common stock to the members of Roan LLC in exchange for their equity interest in Roan LLC. The Reorganization was accounted for as a reverse recapitalization with Roan Inc. as the accounting acquirer and therefore did not result in any change in the accounting basis for the underlying assets. Net income before taxes and equity-based compensation were allocated ratably to the members of Roan LLC and the stockholders of Roan Inc. for the period before and after the Reorganization, respectively. For comparative purposes, the issuance of the shares to the members of Roan LLC at the time of the Reorganization was reflected on a retroactive basis with the units outstanding during each period presented.

For the period of September 1, 2017 through the date of the Reorganization, Roan LLC was governed by the Amended and Restated Limited Liability Company Agreement of Roan Resources LLC. In connection with the Contribution in August 2017, Roan LLC issued 1.5 billion membership units representing capital interests in Roan LLC (the “LLC Units”) for a 50% equity interest in Roan LLC, to Linn in exchange for the contribution of oil and natural gas properties. Additionally, Roan LLC issued 1.5 billion LLC Units, which represented a 50% equity interest, to Citizen in exchange for the contribution of oil and natural gas properties. The fair value of the LLC Units issued to Citizen was the same as that of the LLC Units issued to Linn.

In March 2018, Roan LLC issued 19.2 million LLC Units to each Citizen and Linn to settle amounts due for the leasehold acreage acquired on Roan LLC’s behalf during 2017.

Note 10 – Equity

In September 2018 and in conjunction with the Reorganization, the Company issued 152.5 million shares of its Class A common stock to the members of Roan LLC in exchange for their equity interest in Roan LLC. The Reorganization was accounted for as a reverse recapitalization with Roan Inc. as the accounting acquirer and therefore did not result in any change in the accounting basis for the underlying assets. Net income before taxes and equity-based compensation were allocated ratably to the members of Roan LLC and the stockholders of Roan Inc. for the period before and after the Reorganization, respectively. For comparative purposes, the issuance of the shares to the members of Roan LLC at the time of the Reorganization was reflected on a retroactive basis with the units outstanding during each period presented.

For the period of September 1, 2017 through the date of the Reorganization, Roan LLC was governed by the Amended and Restated Limited Liability Company Agreement of Roan Resources LLC. In connection with the Contribution in August 2017, Roan LLC issued 1.5 billion membership units representing capital interests in Roan LLC (the “LLC Units”) for a 50% equity interest in Roan LLC, to Linn in exchange for the contribution of oil and natural gas properties. See Note 4 – Acquisitions for additional discussion of the Linn Acquisition. Additionally, Roan LLC issued 1.5 billion LLC Units, which represented a 50% equity interest in Roan LLC, to Citizen in exchange for the contribution of oil and natural gas properties. The fair value of the LLC Units issued to Citizen was the same as that of the LLC Units issued to Linn.

As discussed in Note 4 – Acquisitions, Citizen and Linn acquired acreage during 2017 on Roan LLC’s behalf. In March 2018, Roan LLC issued 19.2 million LLC Units to each Citizen and Linn for the additional leasehold acreage.

For the period January 1, 2017 through August 31, 2017, Citizen’s operations were governed by the provisions of the Citizen Amended and Restated Operating Agreement (the “Citizen Operating Agreement”), effective February 29, 2016, and Citizen had two classes of membership interests outstanding, Class A and Class B interests. Class A interests represented capital interests in Citizen and Class B interests represented interests in profits, losses and distributions. Distributions were made to the Class A interests and Class B interests members pro rata in accordance with their membership interests; however, once the Class A interests members received an internal rate of return threshold of 9% prior to distributions to any other class of interest, the Class B interests members received a percentage of distributions in excess of their membership interests based on the terms of the Citizen Operating Agreement.